Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 2,484.4	$ 2,007.6	$ 2,529.9
Cost of goods sold	2,262.5	1,862.3	2,194.3
Gross profit	221.9	145.3	335.6
Operating expenses:
Marketing and administration	566.0	361.6	302.2
Research and development	61.7	71.1	71.8
Restructuring reversals	(8.3)	(10.8)	(83.5)
Loss (gain) on sale / receipt of property, plant and equipment	4.7	0	(31.7)
Long-lived asset impairment charges	134.6	37.0	19.6
Operating (loss) income	(536.8)	(313.6)	57.2
Non-operating expense (income):
Interest expense	(410.0)	(189.2)	(135.3)
Interest income	(13.7)	(6.5)	(3.6)
(Gain) loss on early extinguishment of debt	(9.6)	75.1	0
Loss on convertible notes derivatives, net	499.4	0	0
Gain on previously held equity investment	(145.7)	0	0
Other, net	39.2	20.4	7.0
Total non-operating expense	779.6	278.2	138.7
Loss before income tax (benefit) expense and equity in earnings (loss) of equity method investments	(1,316.4)	(591.8)	(81.5)
Income tax (benefit) expense	(36.0)	27.8	64.9
Loss before equity in earnings (loss) of equity method investments	(1,280.4)	(619.6)	(146.4)
Equity in earnings (loss) of equity method investments, net of tax	8.0	5.7	(2.3)
Net loss	(1,272.4)	(613.9)	(148.7)
Net loss (income) attributable to noncontrolling interests	92.0	27.2	(1.9)
Net loss attributable to SunEdison stockholders	$ (1,180.4)	$ (586.7)	$ (150.6)
Basic loss per share (see Note 18)	$ (4.40)	$ (2.46)	$ (0.66)
Diluted loss per share (see Note 18)	$ (4.40)	$ (2.46)	$ (0.66)